AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 6, 2012.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 294	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 295	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b) of Rule 485.

☐                                    on [date] pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

PowerShares Exchange-Traded Fund Trust II

PowerShares S&P International Developed High Beta Portfolio
(NYSE Arca, Inc. – IDHB)

PowerShares S&P Emerging Markets High Beta Portfolio
(NYSE Arca, Inc. – EEHB)

February 6, 2012

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

3	Summary Information

3	PowerShares S&P International Developed High Beta Portfolio

7	PowerShares S&P Emerging Markets High Beta Portfolio

11	Summary Information About Purchases and Sales, Taxes and Financial Intermediary Compensation

12	Additional Information About the Funds' Strategies and Risks

17	Tax-Advantaged Structure of ETFs

17	Portfolio Holdings

18	Management of the Funds

19	How to Buy and Sell Shares

20	Frequent Purchases and Redemptions of Shares

21	Dividends, Distributions and Taxes

23	Distributor

23	Net Asset Value

24	Fund Service Providers

24	Financial Highlights

25	Index Provider

25	Disclaimers

26	Premium/Discount Information

26	Other Information

2

PowerShares
S&P International Developed High Beta Portfolio

Summary Information

Investment Objective

The PowerShares S&P International Developed High Beta Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P BMI International Developed High Beta Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.35%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	0.10%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.25%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees to the extent necessary to prevent the operating expenses of the Fund (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding 0.25% of the Fund's average daily net assets per year until at least April 20, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

(2)  "Other Expenses" are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example reflects the Total Annual Fund Operating Expenses After Waiver in the first year, and the three year example reflects the Total Annual Fund Operating Expenses for periods after the one-year period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.

3

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$26	$102

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. At the date of this Prospectus, the Fund does not have an operating history and turnover data therefore is not available.

Principal Investment Strategies

The Fund will invest at least 90% of its total assets in the securities of companies that comprise the Underlying Index. Standard & Poor's (the "Index Provider") compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of 200 stocks in the S&P Developed ex US and South Korea LargeMid Cap BMI Index that are the most sensitive to changes in market returns. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider determines which stocks of companies in the S&P Developed Ex-US and South Korea LargeMid Cap BMI Index are the most sensitive to changes in market returns over the past 12 months for inclusion in the Underlying Index. As of December 31, 2011, the S&P Developed ex US and South Korea LargeMid Cap BMI Index includes all publicly listed equities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Sensitivity is measured by the beta of the stock. Beta is a measure of how closely correlated a stock's returns are to that of the market. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

4

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies are still evolving and, as a result, may be more sensitive to changing market conditions.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not

5

necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invescopowershares.com and will provide some indication of the risk of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since inception

Brian McGreal	Vice President and Portfolio Manager of the Adviser	Since inception

Joshua Betts	Vice President and Portfolio Manager of the Adviser	Since inception

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 11 of the Prospectus.

6

PowerShares
S&P Emerging Markets High Beta Portfolio

Summary Information

Investment Objective

The PowerShares S&P Emerging Markets High Beta Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P BMI Emerging Markets High Beta Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.45%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver	0.16%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.29%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees to the extent necessary to prevent the operating expenses of the Fund (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding 0.29% of the Fund's average daily net assets per year until at least April 20, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

(2)  "Other Expenses" are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example reflects the Total Annual Fund Operating Expenses After Fee Waiver in the first year, and the three year example reflects the Total Annual Fund Operating Expenses for periods after the one-year period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of

7

the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$30	$128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. At the date of this Prospectus, the Fund does not have an operating history and turnover data therefore is not available.

Principal Investment Strategies

The Fund will invest at least 90% of its total assets in the securities of companies that comprise the Underlying Index. Standard & Poor's (the "Index Provider") compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of 200 stocks in the S&P Emerging BMI Plus LargeMid Cap Index that are the most sensitive to changes in market returns. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider determines which stocks of companies in the S&P Emerging BMI Plus LargeMid Cap Index are the most sensitive to changes in market returns over the past 12 months for inclusion in the Underlying Index. As of December 30, 2011, the S&P Emerging BMI Plus LargeMid Cap Index includes all publicly listed equity securities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Sensitivity is measured by the beta of the stock. Beta is a measure of how closely correlated a stock's returns are to that of the market. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

8

Emerging Markets Securities Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than are securities in more developed markets.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies are still evolving and, as a result, may be more sensitive to changing market conditions.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

9

Sampling Risk. The Fund's use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invescopowershares.com and will provide some indication of the risk of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since inception

Brian McGreal	Vice President and Portfolio Manager of the Adviser	Since inception

Joshua Betts	Vice President and Portfolio Manager of the Adviser	Since inception

For important information about the purchase and sale of Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 11 of the Prospectus.

10

Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund will issue and redeem Shares at NAV only with authorized participants ("APs") and only in large blocks of 100,000 Shares (each block of Shares is called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations") in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

Individual Shares of the Funds may be purchased and sold only in secondary market transactions through brokers. Shares of the Funds will be listed for trading on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange") and because the Shares will trade at market prices rather than NAV, Shares of each Fund may trade at a price greater than (at a premium), at, or less than (at a discount), NAV.

Tax Information

Each Fund's distributions generally will be taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss.

11

Additional Information About the Funds' Strategies and Risks

Principal Investment Strategies

The Adviser seeks correlation between a Fund and its respective Underlying Index; a figure of 1.00 would represent perfect correlation. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the "tracking error" between the two. Tracking error means the variation between each Fund's annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's returns. Because of the practical difficulties and expense of purchasing all of securities in its respective Underlying Index, each Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve each Fund's objective. Sampling means that the Adviser uses quantitative analysis to select securities from each Underlying Index universe to obtain a representative sample of securities that resemble each Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The Adviser bases the quantity of holdings in each Fund on a number of factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve each Fund's investment objective.

Information about the construction of each Fund's respective Underlying Index is set forth below.

S&P BMI International Developed High Beta Index

The S&P BMI International Developed High Beta Index is designed to measure the performance of 200 stocks that are the most sensitive to changes in market returns in the S&P Developed ex US and South Korea LargeMid Cap BMI Index. The S&P Developed ex US and South Korea LargeMid Cap BMI Index measures all publicly listed equities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Sensitivity is measured by the beta of an individual stock. Beta is the slope of the regression line of the security's trailing 252 trading day price changes versus the daily price changes of the S&P Developed ex US and South Korea LargeMid Cap Index over the same period. Standard & Poor's estimates the market sensitivity, or beta, of every stock in the S&P BMI International Developed High Beta Index based on its performance over the trailing 12 months. For the S&P BMI International Developed High Beta Index, the market is considered to be all of the stocks included in the S&P Developed ex US and South Korea LargeMid Cap Index. The weight of each stock in the S&P International Developed High Beta Index is proportionate to its beta, rather than to its market capitalization. The Underlying Index constituents are

12

rebalanced quarterly. Standard & Poor's makes additions to the S&P BMI International Developed High Beta Index only at the time of the quarterly rebalancing. Constituents removed from the S&P Developed ex US and South Korea LargeMid Cap BMI Index are removed from the S&P BMI International Developed High Beta Index simultaneously.

S&P BMI Emerging Markets High Beta Index

The S&P BMI Emerging Markets High Beta Index is designed to measure the performance of 200 stocks that are the most sensitive to changes in market returns in the S&P Emerging BMI Plus LargeMid Cap Index. The S&P Emerging BMI Plus LargeMid Cap Index measures all publicly listed equities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following countries: Brazil, Chile, China, Colombia Czech Republic, Egypt, Hungary, India, Indonesia, South Korea, Malyasia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Sensitivity is measured by the beta of an individual stock. Beta is the slope of the regression line of the security's trailing 252 trading day price changes versus the daily price changes of the S&P Emerging BMI Plus LargeMid Cap Index over the same period. Standard & Poor's estimates the market sensitivity, or beta, of every stock in the S&P BMI Emerging Markets High Beta Index based on its performance over the trailing 12 months. For the S&P BMI Emerging Markets High Beta Index, the market is considered to be all of the stocks included in the S&P Emerging BMI Plus LargeMid Cap Index. The weight of each stock in the S&P BMI Emerging Markets High Beta Index is proportionate to its beta, rather than to its market capitalization. The Underlying Index constituents are rebalanced quarterly. Standard & Poor's makes additions to the S&P BMI Emerging Markets High Beta Index only at the time of the quarterly rebalancing. Constituents removed from the S&P Emerging BMI Plus LargeMid Cap Index are removed from the S&P BMI Emerging Markets High Beta Index simultaneously.

Principal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Summary Information" section.

Foreign and Emerging Markets Securities Risk

Each Fund is permitted, and generally intends to invest a portion of its assets in securities issued by companies in foreign and/or emerging market countries. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign and emerging market securities, and foreign and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign and emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign and emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In

13

addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Securities law in many emerging markets countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Market Risk

Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Funds' Shares will decline, more or less, in correlation with any decline in value of the securities in its respective Underlying Index.

Market Trading Risk

The Funds face numerous market trading risks, including the potential lack of an active market for each Fund's Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to each Fund's Shares trading at a premium or discount to each Fund's NAV.

Equity Risk

Equity risk is the risk that the value of the securities each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities each Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, securities of an issuer in each Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Medium Capitalization Company Risk

Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies are still evolving and, as a result, may be more sensitive to changing market conditions.

Concentration Risk

A significant percentage of an Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

14

Non-Correlation Risk

The return of each Fund may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. The Funds may fair value certain of the securities they hold. To the extent each Fund calculates its NAV based on fair value prices, the Fund's ability to track its Underlying Index may be adversely affected. Since an Underlying Index is not subject to the tax diversification requirements to which the Funds must adhere, each Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Index. The Funds may not invest in certain securities included in their respective Underlying Index due to liquidity constraints. Liquidity constraints may delay the Funds' purchase or sale of securities included in their Underlying Index. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing them to deviate from their Underlying Index.

The investment activities of one or more of the Adviser's affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact a Fund's ability to track its Underlying Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, a Fund or other client accounts to suffer disadvantages or business restrictions. As a result, a Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser's affiliates.

The Adviser may not fully invest a Fund at times, either as a result of cash flows into the Fund or reserves of cash the Fund holds to meet redemptions and expenses. If the Funds utilize futures or other derivative positions, their return may not correlate as well with the return of their respective Underlying Index as would be the case if they purchased all of the securities in their Underlying Index with the same weightings as the Underlying Index.

Sampling Risk

A Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

15

Non-Diversified Fund Risk

The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in the Share prices of these Funds than would occur in a diversified fund. This may increase the Funds' volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds' performance.

Issuer-Specific Changes

The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Non-Principal Investment Strategies

Each Fund may invest its remaining assets in securities not included in its Underlying Index, in money market instruments, including repurchase agreements or other funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities and structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index). Convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its respective Underlying Index and in managing cash flows. The Adviser anticipates that it may take approximately three business days (a business day is any day that the NYSE is open) for the Adviser to fully reflect the additions and deletions to each Fund's Underlying Index in the portfolio composition of that Fund.

Each of the investment policies described herein, including each Fund's investment objective, constitutes a non-fundamental policy that the Board of Trustees (the "Board") of PowerShares Exchange Traded Fund Trust II (the "Trust") may change at any time without shareholder approval. The fundamental and non-fundamental policies of the Funds are set forth in the Trust's SAI under the section "Investment Strategies and Restrictions."

The PowerShares S&P Emerging Markets High Beta Portfolio will normally invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in securities of emerging economies. The PowerShares S&P Emerging Markets High Beta Portfolio considers securities of emerging economies to be those securities that comprise its Underlying Index. The Fund may change this policy on 60 days notice to shareholders.

Borrowing Money

Each Fund may borrow money from a bank to the extent permitted by the 1940 Act in order to meet shareholder redemptions and for temporary or emergency purposes.

Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the Funds.

16

Shares May Trade at Prices Different than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Funds' holdings. The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for the Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below (at a discount), at, or above (at a premium), their NAV. Price differences may be due largely, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical to, the same forces influencing the prices of the securities of each Fund's Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Funds' Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis, and are created and redeemed principally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for each Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI, which is available at www.InvescoPowerShares.com.

17

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of $18.9 billion as of October 31, 2011. The Trust currently is composed of 58 exchange-traded funds.

As the Funds' investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Brian McGreal and Joshua Betts. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been employed by the Adviser since May 2005. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since their inception. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Brian McGreal is a Vice President and Portfolio Manager of the Adviser and has been employed by the Adviser since November 2008. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since their inception. Prior to joining the Adviser, Mr. McGreal was an analyst for Ritchie Capital Management from May 2005 to September 2007 and a trader with SAM Investments from February 1999 to April 2005.

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been employed by the Adviser since November 2008. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since their inception. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc. from May 2007 to August 2008. Prior to this, he was a Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

18

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.

The PowerShares S&P International Developed High Beta Portfolio pays the Adviser a unitary management fee equal to 0.35 of its average daily net assets and the PowerShares S&P Emerging Markets High Beta Portfolio pays the Adviser a unitary management fee equal to 0.45 of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has agreed to waive 0.10% of its unitary management fee until April 20, 2013 for the PowerShares S&P International Developed High Beta Portfolio, and 0.16% of its unitary management fee until April 20, 2013 for the PowerShares S&P Emerging Markets High Beta Portfolio.

The Adviser's unitary management fee is designed to pay each Fund's expenses and to compensate the Adviser for providing services for each Fund.

A discussion regarding the basis for the Board's approval of the Trust's Investment Advisory Agreement on behalf of each Fund will be available in the Funds' semi-annual report to shareholders for the fiscal year ended April 30, 2012.

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund will be listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase and sell Shares in smaller "oddlots" at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds are expected to trade on NYSE Arca under the following symbols:

Fund	Symbol
PowerShares S&P International Developed High Beta Portfolio	IDHB

PowerShares S&P Emerging Markets High Beta Portfolio	EEHB

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from each Fund, and APs may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations and in accordance with the procedures described in the SAI.

Each Fund may liquidate and terminate at any time without shareholder approval.

19

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities ("Deposit Securities") accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve the Funds directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares of the Funds. Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. To minimize these potential consequences of frequent purchases and redemptions of

20

Shares, each Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Funds reserve the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Funds, or otherwise are not in the best interests of the Funds. In recognition of the nature of the Fund's investments, the Board has adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Fund, which incorporate the practices described above, as well as additional trade monitoring for market timing activities.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Funds. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on NYSE Arca, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds. Dividends paid out of each Fund's income and net short-term gains, if any, generally are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for those taxable years, some ordinary dividends declared and paid by each Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains. Without future congressional action, the

21

maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.

Distributions in excess of each Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the section "Taxes" in the SAI.

22

Distributor

Invesco Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon ("BNYM") will calculate each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Money market securities maturing in 60 days or less will be valued at amortized cost. If a security's market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security's fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when each Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect each Fund's ability to track its Underlying Index. With respect to securities that are listed primarily on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

23

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

K&L Gates LLP, 70 W. Madison Street, Chicago, Illinois 60602 and 1601 K Street, NW, Washington D.C. 20006, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The Funds are new and have no performance history as of the date of this Prospectus. Financial information therefore is not available.

24

Index Provider

No entity that creates, compiles, sponsors or maintains the Underlying Indexes is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Funds.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Indexes.

Each Underlying Index is calculated and maintained by the Index Provider. The Index Provider is not affiliated with the Trust, the Adviser the Distributor or a promoter of the Funds. The Adviser has entered into a license agreement with the Index Provider to use the Underlying Indexes. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Set forth below is a list of each Fund and the Underlying Index upon which it is based:

Fund	Underlying Index
PowerShares S&P International Developed High Beta Portfolio	S&P BMI International Developed High Beta Index

PowerShares S&P Emerging Markets High Beta Portfolio	S&P BMI Emerging Markets High Beta Index

Disclaimers

The Underlying Indexes are trademarks of the Index Provider and are licensed for use by the Adviser.

THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND ITS AFFILIATES ("S&P"). S&P MAKES NO REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN ANY FUND PARTICULARLY OR THE ABILITY OF THE UNDERLYING INDEXES TO TRACK THE PERFORMANCE OF CERTAIN FINANCIAL MARKETS AND/OR SECTIONS THEREOF AND/OR OF GROUPS OF ASSETS OR ASSET CLASSES. S&P'S ONLY RELATIONSHIP TO THE ADVISER IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE UNDERLYING INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO THE ADVISER OR THE FUNDS. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE OWNERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE UNDERLYING INDEXES. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUNDS.

25

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, CONDITION OR REPRESENTATION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, REPRESENTATIONS OR CONDITIONS, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE AND ANY OTHER EXPRESS OR IMPLIED WARRANTY OR CONDITION WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on NYSE Arca at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Funds. The Trust has received exemptive relief related to the ability of the acquiring funds to invest in Funds and the Trust and will comply with all of the terms and conditions of that exemptive relief.

26

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds' investments also will be available in the Funds' Annual and Semi-Annual Reports to Shareholders, when

27

available. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call:  Invesco Distributors, Inc. at 1.800.983.0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust II
c/o Invesco Distributors, Inc.
11 Greenway Plaza
Suite 2500
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov,

or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21977.

28

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

PowerShares Exchange-Traded Fund Trust II
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-HBTA-PRO-1

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated February 6, 2012

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated February 6, 2012 for the PowerShares Exchange-Traded Fund Trust II (the "Trust"), relating to the series of the Trust listed below, as it may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares S&P International Developed High Beta Portfolio	NYSE Arca, Inc.	IDHB

PowerShares S&P Emerging Markets High Beta Portfolio	NYSE Arca, Inc.	EEHB

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Invesco Distributors, Inc. (the "Distributor"), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173, or by calling toll free 800.983.0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 58 investment portfolios. This SAI relates to PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio (each a "Fund" and, together, the "Funds"). Each of the Funds is "non-diversified" and, as such, the Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its specific benchmark index (each, an "Underlying Index"). Invesco PowerShares Capital Management LLC (the "Adviser"), a wholly owned subsidiary of Invesco Ltd, manages the Funds. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

The Funds will issue and redeem Shares at net asset value ("NAV") only in aggregations of 100,000 Shares (each, a "Creation Unit" or a "Creation Unit Aggregation"). Each Fund issues and redeems Creation Units principally in exchange for a basket of securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a fixed transaction fee. The Funds are expected to be approved for listing, subject to notice of issuance, on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"). Shares will trade on the Exchange at market prices that may be below (at a discount), at or above (at a premium) NAV. Shares are redeemable only in creation Units. In the event of the liquidation of a Fund, the Trust may decrease the number of Shares in a Creation Unit.

Each Fund reserves the right to offer creations and redemptions of Shares for cash. In addition, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, a Fund may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

Shares of each Fund will be listed for trading and will trade throughout the day on NYSE Arca.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of such Fund's Shares. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of a Fund's Underlying Index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

In order to provide additional information regarding the indicative value of Shares of each Fund, NYSE Arca or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated "intraday indicative value" ("IIV") for the Funds as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

INVESTMENT STRATEGIES AND RESTRICTIONS

Investment Strategies

Each Fund seeks to achieve its investment objective by investing primarily in securities that comprise its respective Underlying Index. Each Fund operates as an index fund and will not be actively managed. Each Fund uses a "sampling" methodology to seek to achieve its investment objective that may cause the Fund not to be as well correlated with the returns of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in such Underlying Index.

Investment Restrictions

The Funds have adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

(1)  Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)  Borrow money, except that the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3)  Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

(4)  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(5)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)  Issue senior securities.

Except for restrictions (2) and (4)(iii), if a Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction. With respect to restrictions (2) and (4)(iii), in the event that a Fund's borrowings or securities lending at any time exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed or securities loaned), less the Fund's liabilities (other than borrowings) due to subsequent changes in the value of the Fund's assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings or securities lending to an extent that such borrowings or securities loaned will not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed or loaned) less the Fund's liabilities (other than borrowings or securities loaned).

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of

(i) 67% or more of the Fund's Shares present at a meeting, if the holders of more than 50% of the Fund's Shares are present or represented by proxy, or (ii) more than 50% of the Fund's Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the Board without shareholder approval. Each Fund may not:

(1)  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost.

(2)  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

(3)  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(4)  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of each Fund's investment policies and the risks associated with an investment in the Funds is contained in the "Summary Information—Principal Investment Strategies" and "Summary Information—Principal Risks of Investing in the Fund" sections applicable to each Fund and the "Additional Information About the Funds' Strategies and Risks" section of the Prospectus. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund also should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities, and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

The Funds are not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from a Fund unless the securities of such issuer are removed from its Underlying Index.

An investment in each Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index because the total return the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. It also is possible that, for short periods of time, a Fund may not replicate fully the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time, because each Fund is required to correct such imbalances by means of adjusting the composition of the portfolio holdings. It also is possible that the composition of a Fund may not replicate exactly the composition of its respective Underlying Index if the Fund has to adjust its portfolio holdings to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund's fiscal year-end by comparing the Fund's average monthly total returns, before fees and expenses, to its Underlying Index's average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the "tracking error" between the two. Tracking error means the variation between each Fund's annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over one-year period(s) by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's returns.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as the Adviser determines; and (iv) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds and business development companies). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. As provided in non-fundamental investment policy (3) above, no Fund may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

Real Estate Investment Trusts ("REITs"). Each Fund may invest in the securities of REITs, which pool investors' funds for investments primarily in real estate properties, to the extent allowed by law. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which a Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

REITs generally can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Funds may invest in both publicly and privately traded REITs.

The Funds conceivably could own real estate directly as a result of a default on the securities it owns. Therefore, the Funds may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the values of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs depend upon management skill, are not diversified and therefore are subject to the risk of financing single or a limited number of projects. Such REITs also are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates also may affect the value of debt securities held by the Funds. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Borrowing. Each Fund may borrow money from a bank or another person up to limits set forth in the section "Investment Strategies and Restrictions—Investment Restrictions" to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost a Fund interest expense and/or other fees. The costs of borrowing may reduce a Fund's return. Borrowing also may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that a Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of a Fund's portfolio securities.

PORTFOLIO TURNOVER

Each Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, the Funds are new and have no operating history, and portfolio turnover information therefore is not available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-Qs and Form N-CSRs for the Funds will be available on the SEC's website at http://www.sec.gov. The Funds' Form N-Qs and Form N-CSRs, when available, also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds' Form N-Qs and Form N-CSRs will be available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy.

The Funds' portfolio holdings are disseminated publicly each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and The Bank of New York Mellon ("BNYM" or the "Administrator") will not disseminate non-public information concerning the Trust.

Access to information concerning the Funds' portfolio holdings may be permitted at other times to personnel of third party service providers, including the Funds' custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of the Funds.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Funds and to provide oversight of the management of the Funds. The Trust currently has seven Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" (as such term is defined under the 1940 Act) or "independent" Trustees ("Independent Trustees"). The other two Trustees (the "Interested Trustees") are affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the "Fund Complex" (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the "Fund Family" consists of the Trust and three other exchange-traded fund trusts advised by the Adviser.

Name, Address and Age of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	120	None

Todd J. Barre (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	120	None

Marc M. Kole (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly, Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004).	120	None

Philip M. Nussbaum (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (2004-present)	120	None

Donald H. Wilson (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Trustee Since 2007; Chairman since 2012	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	120	None

*  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Interested Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustees and the other directorships, if any, held by the Interested Trustees, are shown below.

Name, Address and Age of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees In the Past 5 Years
H. Bruce Bond (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	120	None

Kevin M. Carome (54) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	120	None

*  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Information about the Trust's Officers is shown below:

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (37) Invesco Management Group, Inc. 11 Greenway Plaza Suite 2500 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007).

Benjamin Fulton (50) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President—Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001).

*  This is the date an Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Peter Hubbard (30) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren (54) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Christopher Joe (42) Invesco Management Group, Inc. 11 Greenway Plaza Suite 2500 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	U.S. Compliance Director, Invesco, Ltd.; Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser); formerly, Assistant Fund Accounting Manager, Invesco, Ltd.

Steven M. Hill (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer	Since 2011	Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; Head of Global ETF Operations, Invesco PowerShares Capital Management LLC; formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Anna Paglia (37) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

*  This is the date an Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

The Funds are newly established. As of the date of this SAI, none of the Trustees held equity securities in any of the Funds. As of December 31, 2011, each Trustee held in the aggregate over $100,000 of equity securities in the funds in the Fund Family, or in other funds for which Invesco Distributors, Inc. (the "Distributor") serves as principal underwriter.

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Funds, including oversight of the duties performed by the Adviser for each Fund, under the investment advisory agreement (the "Investment Advisory Agreement"). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the Trust's fiscal year ended October 31, 2011, the Board held seven meetings.

The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Bagge, Barre, Kole (Chair), Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls over financial reporting. During the Trust's fiscal year ended October 31, 2011, the Audit Committee held four meetings.

Messrs. Bagge (Chair), Barre, Kole, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption "Shareholder Communications." During the Trust's fiscal year ended October 31, 2011, the Nominating and Governance Committee held four meetings.

Mr. Wilson, one of the Independent Trustees, serves as the chair of the Board (the "Independent Chair"). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of the Audit Committee and Nominating and Governance Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of Funds overseen by the Trustees, the size of the Board and the nature of the Funds' business, as the Interested Trustees and officers of the Trust provide the Board with insight as to the daily management of the Funds while the Independent Chair promotes independent oversight of the Funds by the Board.

Risk Oversight. Each Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust's other service providers in connection with the management and operations of a Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust's independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding a Fund's investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, a Fund's investment objective, policies and restrictions, and reviews any areas of non-compliance with a Fund's investment policies and restrictions. The Audit Committee monitors the Trust's accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust's Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates' expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee's experience, qualifications and attributes and the Trustees' combined contributions to the Board, following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Bond has served as a trustee with the Fund Family since 2003. He founded, and is currently the Chairman of, the Adviser in 2002. Before founding the Adviser, Mr. Bond served as Manager at Nuveen Investments from 1998 to 2002. Prior to his employment at Nuveen Investments, he was Vice President and Regional Sales Manager at First Trust Portfolios L.P., formerly Nike Securities LP. He began his experience in the financial industry as an assistant to the Vice President of Sales at Griffin, Kubik, Stephens and Thompson. The Board considered Mr. Bond's experience with ETFs and the fact that he was the founder of PowerShares.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome's senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He has been the Chief Financial Officer of Hope Network since 2008. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005 and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004. The Board of the Trust has determined that Mr. Kole is an "audit committee financial expert" as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board of the Trust has determined that Mr. Nussbaum is an "audit committee financial expert" as defined by the SEC. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. Mr. Wilson has served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010. Previously, he was the Chief Operating Officer (2007-2009) and

Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an "audit committee financial expert" as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees' principal occupations during the past five years or more are shown in the above tables.

For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $195,000 (the "Retainer"). The Retainer is allocated half pro rata among all of the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Effective January 1, 2012, Mr. Wilson receives an additional $70,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. Prior to January 1, 2012, Mr. Wilson received an additional $40,000 per year for his service as the lead Independent Trustee. The chair of the Audit Committee receives an additional fee of $25,000 per year and the chair of the Nominating and Governance Committee receives an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust has a deferred compensation plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the funds of PowerShares Exchange-Traded Fund Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees are not eligible for any pension or profit sharing plan.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2011:

Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid From Fund Complex (1)
Ronn R. Bagge	$95,421	N/A	$207,500
Todd J. Barre	$89,654	N/A	$195,000
Marc M. Kole	$97,757	N/A	$212,500
Philip M. Nussbaum	$89,654	N/A	$195,000
Donald H. Wilson	$105,077	N/A	$228,333
H. Bruce Bond	N/A	N/A	N/A
Kevin M. Carome	N/A	N/A	N/A

(1)  The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family for the fiscal year ended October 31, 2011 before deferral by the Trustees under the DC Plan. The amounts shown for Messrs. Bagge and Nussbaum include $20,750 and $195,000, respectively, of deferred compensation pursuant to the DC plan.

As of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of each Fund's outstanding Shares.

Principal Holders and Control Persons. The Funds are new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding shares of the Funds.

Shareholder Communications. Shareholders may send communications to the Trustees by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust's office or directly to such Board members at the address specified for each Trustee. Other shareholder communications the Trust receives not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

The Adviser was organized February 7, 2003 and is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Brian McGreal and Joshua Betts.

As of October 31, 2011, Mr. Hubbard managed 109 portfolios of other exchange-traded funds in the Fund Family with a total of approximately $18.7 billion in assets, 19 exchange-traded funds traded in Europe with approximately $1.3 billion in assets and no other accounts.

As of October 31, 2011, Mr. McGreal managed 25 portfolios of other exchange-traded funds in the Fund Family with a total of approximately $4.0 billion in assets, 18 exchange-traded funds traded in Europe with approximately $1.3 billion in assets and no other accounts.

As of October 31, 2011, Mr. Betts managed 33 portfolios of other exchange-traded funds in the Fund Family with a total of approximately $5.2 billion in assets, 18 exchange-traded funds traded in Europe with approximately $1.3 billion in assets and no other accounts.

Although the Funds that the Portfolio Managers manage may have different investment strategies, each has a portfolio objective of seeking returns that generally correspond to its Underlying Index. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

As of the date of this SAI, the Funds had not yet commenced operations and none of the Portfolio Managers beneficially own any Shares of the Funds.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. For the Adviser's services to the Funds, the PowerShares S&P International Developed High Beta Portfolio has agreed to pay an annual unitary management fee, paid monthly, equal to 0.35% of its average daily net assets. The PowerShares S&P Emerging Markets High Beta Portfolio has agreed to pay an annual unitary management fee, paid monthly, equal to 0.45% of its average daily net assets (collectively, the "Advisory Fee").

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds and manages the investment of the Funds' assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement will continue in effect (following the initial term of the Investment Advisory Agreement) only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

Administrator. The Bank of New York Mellon ("BNYM" or the "Administrator") serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286. BNYM serves as Administrator for the Trust pursuant to an administrative services agreement (the "Administrative Services Agreement"). Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BNYM generally will assist in all aspects of the Trust's and the Funds' operations, including supply and maintain office facilities (which may be in BNYM's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board, provide monitoring reports and assistance regarding compliance with the Declaration of Trust (the "Declaration"), by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Pursuant to the Administrative Services Agreement, the Administrator receives fees for providing fund accounting and administration services. The Administrative Services Agreement provides that the highest fee payable to BNYM, calculated on a per fund basis, is equal to (1) an annual fee of 0.05% of a fund's average daily net assets or (2) a minimum annual fee of up to $115,000. Effective June 1, 2009, a fee reduction of approximately $1.2 million per year over a five-year period will be applied to all domestic Invesco accounts, including the Trust and the other trusts in the Fund Family that BNYM services. The fees are accrued daily and paid monthly by the Adviser from the Advisory Fee.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM (the "Custodian" or "Transfer Agent"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the "Custodian Agreement"). As custodian, BNYM holds the Funds' assets, calculates the

NAV of the Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement"). Further, BNYM serves as Fund accounting agent pursuant to a fund accounting agreement (the "Fund Accounting Agreement"). As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Distributor. Invesco Distributors, Inc. is the distributor of the Funds' Shares. The Distributor's principal address is 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Unit Aggregations."

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor also may enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of the Fund Shares. Such Soliciting Dealers also may be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

Index Providers. Standard & Poor's Financial Services LLC ("Standard & Poor's") is the Index Provider for each Fund's Underlying Index. Set forth below is a list of each Fund and the Underlying Index upon which it is based.

Fund	Underlying Index
PowerShares S&P International Developed High Beta Portfolio	S&P BMI International Developed High Beta Index
PowerShares S&P Emerging Markets High Beta Portfolio	S&P BMI Emerging Markets High Beta Index

*  Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's and have been licensed for use by the Adviser.

Additional information about each Fund's Underlying Index methodology is set forth below.

S&P BMI International Developed High Beta Index

The S&P BMI International Developed High Beta Index is designed to measure the performance of 200 stocks that are the most sensitive to changes in market returns in the S&P Developed ex US and South Korea LargeMid Cap BMI Index. The S&P Developed ex US and South Korea LargeMid Cap BMI Index measures all publicly listed equities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Sensitivity is measured by the beta of an individual stock. Beta is the slope of the regression line of the security's trailing 252 trading day price changes versus the daily price changes of the S&P Developed ex US and South Korea LargeMid Cap Index over the same period. Standard & Poor's estimates the market sensitivity, or beta, of every stock in the S&P BMI International Developed High Beta Index based on its performance over the trailing 12 months. For the S&P BMI International Developed High Beta Index, the market is considered to be all of the stocks included in the S&P Developed ex US and South Korea LargeMid Cap Index. The weight of each stock in the S&P International Developed High

Beta Index is proportionate to its beta, rather than to its market capitalization. The Underlying Index constituents are rebalanced quarterly. Standard & Poor's makes additions to the S&P BMI International Developed High Beta Index only at the time of the quarterly rebalancing. Constituents removed from the S&P Developed ex US and South Korea LargeMid Cap BMI Index are removed from the S&P BMI International Developed High Beta Index simultaneously.

S&P BMI Emerging Markets High Beta Index

The S&P BMI Emerging Markets High Beta Index is designed to measure the performance of 200 stocks that are the most sensitive to changes in market returns in the S&P Emerging BMI Plus LargeMid Cap Index. The S&P Emerging BMI Plus LargeMid Cap Index measures all publicly listed equities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following countries: Brazil, Chile, China, Colombia Czech Republic, Egypt, Hungary, India, Indonesia, South Korea, Malyasia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Sensitivity is measured by the beta of an individual stock. Beta is the slope of the regression line of the security's trailing 252 trading day price changes versus the daily price changes of the S&P Emerging BMI Plus LargeMid Cap Index over the same period. Standard & Poor's estimates the market sensitivity, or beta, of every stock in the S&P BMI Emerging Markets High Beta Index based on its performance over the trailing 12 months. For the S&P BMI Emerging Markets High Beta Index, the market is considered to be all of the stocks included in the S&P Emerging BMI Plus LargeMid Cap Index. The weight of each stock in the S&P BMI Emerging Markets High Beta Index is proportionate to its beta, rather than to its market capitalization. The Underlying Index constituents are rebalanced quarterly. Standard & Poor's makes additions to the S&P BMI Emerging Markets High Beta Index only at the time of the quarterly rebalancing. Constituents removed from the S&P Emerging BMI Plus LargeMid Cap Index are removed from the S&P BMI Emerging Markets High Beta Index simultaneously.

Disclaimers. THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND ITS AFFILIATES ("S&P"). S&P MAKES NO REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN ANY FUND PARTICULARLY OR THE ABILITY OF THE UNDERLYING INDEXES TO TRACK THE PERFORMANCE OF CERTAIN FINANCIAL MARKETS AND/OR SECTIONS THEREOF AND/OR OF GROUPS OF ASSETS OR ASSET CLASSES. S&P'S ONLY RELATIONSHIP TO THE ADVISER IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE UNDERLYING INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO THE ADVISER OR THE FUNDS. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE OWNERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE UNDERLYING INDEXES. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUNDS.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, CONDITION OR REPRESENTATION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, REPRESENTATIONS OR CONDITIONS, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE AND ANY OTHER EXPRESS OR IMPLIED WARRANTY OR CONDITION WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT

LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of each Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability, title or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, exemplary, punitive, direct, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or tort (including negligence or otherwise), resulting from the use of each Underlying Index or any data included therein, even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the "Declaration")

The Trust is authorized to issue an unlimited number of Shares in one or more series or "funds." The Trust currently consists of 56 Funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, and terminate any series without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable. Each Share of a Fund is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any Fund into another trust or entity, reorganize the Trust, or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or the Fund.

The Trust is not required, and does not intend, to hold an annual meeting of shareholders, but will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the Shares of that Fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Funds or as otherwise determined by the Trustees, and ownership of Shares may be disclosed by the Funds if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Funds were unable to meet their obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust's Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or Officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, Officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of a

Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of that Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by a Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Trust's Declaration, the shareholders bringing the action may be responsible for a Fund's costs, including attorneys' fees.

The Declaration further provides that a Fund shall be responsible for payment of attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees that a Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against a Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book -entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE") and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities each Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board will review periodically each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that a Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust will issue Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund principally consists of the in-kind deposit of the Deposit Securities per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index ("Fund Securities") and the Cash Component computed as described below, plus a fixed and a variable transaction fee, as discussed below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component also is sometimes referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the "Deposit Amount"—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of an Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a "cash in lieu" amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), if any, or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), if any, will be at the expense of a Fund and will affect the value of all Shares; but the Adviser, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of an Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "AP." Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, a custom order may be placed by an AP where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed Participant Agreements. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing procedures applicable to domestic funds ("Domestic Funds") (see "—Placement of Creation Orders Using Clearing Process") or outside the Clearing Process utilizing the procedures applicable to domestic funds. For foreign securities orders, most will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see "—Placement of Creation Orders Outside Clearing Process—Domestic Funds" and "—Placement of Creation Orders Outside Clearing Process—Foreign Funds").

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by 11:00 a.m., Eastern time, by the "regular way" settlement date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, by the "regular way" settlement date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, by the "regular way" settlement date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See "Creation Transaction Fee" section below.)

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. In addition, the Funds may accept creation orders placed after 4:00 p.m., Eastern time. Any order received after 4:00 p.m., Eastern time, will receive the NAV of the Fund as of the next business day. An AP must contact the distributor to obtain approval prior to submitting an order after 4:00 p.m., Eastern. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian causes the sub-custodian for each Fund to maintain an account into which the AP delivers, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor's behalf by the closing time of the regular trading session on the applicable Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

In accordance with each Fund's Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 11:00 a.m., Eastern time, on the contractual settlement date. The Participant Agreement will allow a Fund to purchase the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. The purpose of the variable transaction fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Creation and redemption transactions for the PowerShares S&P International Developed High Beta Portfolio are subject to a maximum administrative fee of $5,500 payable to BNYM. Creation and redemption transactions for the PowerShares S&P Emerging Markets High Beta Portfolio are subject to a maximum administrative fee of $5,000 payable to BNYM. The Fund may charge variable fees associated with cash creations, including but not limited to, commissions and costs due to slippage. These additional variable fees will be negotiated between the Adviser and the AP. The purpose of the variable transaction fee is to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities, to cover spreads and to protect existing shareholders against sudden movements in the prices of the portfolio investments due to market events. In addition, from time to time, the Adviser may reimburse APs for all or a portion of the creation or redemption transaction fees.

Redemption of Fund Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Custodian and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a

Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are permitted or required for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as noted below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Funds reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), to a redeeming investor that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional charge of up to four times the fixed transaction fee for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation transaction fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC and the Cash Redemption Amount, if any owed to the Custodian no later than 11:00 a.m., Eastern time on the contractual settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

In the event that the number of Shares is insufficient on the contractual settlement date, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP's delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP's agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. In addition, the Funds may accept T-1 redemption orders placed after the close of the listing exchange. An AP must contact the distributor prior to submitting a T-1 redemption order. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and each Fund reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming investors generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See "Regular Holidays" for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or AP acting on behalf of such Beneficial Owner, when taking delivery of Shares of Fund Securities upon redemption of Shares of the Funds must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In the event that the number of Shares is insufficient on trade date plus one, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP's delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP's agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The chart below describes in further detail the placement of creation and redemption orders through the NSCC and outside the Clearing Process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Redemption Outside NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	11:00 a.m. (ET)
Fund Shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
		*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET)
Fund Shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
		*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

Each Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one fund do not offset gains in another fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its net capital gains for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Each Fund may make investments that are subject to special federal income tax rules, such as investments in structured notes and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by each Fund. The Funds may need to borrow money or dispose of some of their investments earlier than anticipated in order to meet their distribution requirements.

Distributions from a Fund's net investment income, including any net short-term capital gains, if any, are generally taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares.

Dividends declared by the Funds in October, November or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

If, for any calendar year, the total distributions made exceed a Fund's current and accumulated earnings and profit, the excess will, for U.S. federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder's basis in his or her Shares, and thereafter as gain from the sale of Shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax. Nonresident shareholders that own, either directly or indirectly, more than 5% of a class of Shares are urged to consult their own tax advisors concerning special tax rules that may apply to their investment in Shares.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may be subject to certain taxes imposed by the foreign country or countries in which it invests with respect to dividends, capital gains and interest income. Under the Internal Revenue Code, if more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. Each Fund expects to qualify for and intends to make this election. For any year that a Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing its taxable income or to use it as a foreign tax credit against U.S. income taxes, if any. Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from a Fund's election to "pass-through" amounts of foreign taxes paid by the Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether, pursuant to the election described above, any foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder's portion of the foreign taxes paid to such country and (ii) the portion of the Fund's dividends and distributions that represents income derived from sources within such country. The amount of foreign taxes that may be credited against a shareholder's U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder's U.S. federal income tax rate multiplied by its foreign source taxable income. For this purpose, a Funds' gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources. In addition, this limitation must be applied separately to certain categories of foreign source income. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund. A shareholder's ability to claim a credit for foreign taxes paid by a Fund may also be limited by applicable holding period requirements.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Money market securities maturing in 60 days or less will be valued at amortized cost. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the securities' fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when a Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602 and 1601 K Street, NW, Washington, DC 20006, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP will audit the Funds' financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The Funds are new and have no performance history as of the date of this Prospectus. Financial information therefore is not available. The audited financial statements for the Funds will appear in the Trust's Annual Report to shareholders when available. You may request a copy of the Trust's Annual Report at no charge by calling 800.983.0903 during normal business hours.

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY—OVERVIEW

Invesco PowerShares Capital Management LLC ("Invesco PowerShares") has adopted proxy voting policies with respect to securities owned by the exchange-traded funds ("ETFs") for which it serves as investment adviser and has the authority to vote proxies. Invesco PowerShares' proxy voting policies are designed to ensure that proxies are voted in the best interests of an ETF. With respect to implementation of its proxy voting policies, Invesco PowerShares:

1)  applies its proxy voting policies consistently;

2)  documents the reasons for voting;

3)  maintains records of voting activities; and

4)  monitors to ensure voting recommendations of an independent service provider are in the best interests of shareholders.

Proxy Voting

Invesco PowerShares has retained Glass Lewis & Co. to provide in-depth proxy research and has retained Broadridge to provide vote execution and the recordkeeping services necessary for tracking proxy voting for the ETFs. Invesco PowerShares intends to vote according to Glass Lewis & Co.'s voting recommendations. Glass Lewis & Co. specializes in providing a variety of fiduciary-level services related to proxy voting. Please see Exhibit A, Glass Lewis & Co. Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season.

Conflict of Interest

Invesco PowerShares maintains policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), Invesco PowerShares or Invesco PowerShares's affiliates, from having undue influence on Invesco PowerShares's proxy voting activity. A conflict of interest might exist, for example, when an issuer who is soliciting proxy votes also has a client relationship with Invesco PowerShares, when a client of Invesco PowerShares is involved in a proxy contest (such as a corporate director), or when one of Invesco PowerShares's employees has a personal interest in a proxy matter. When a conflict of interest arises, in order to ensure that proxies are voted solely in the best interest of the Funds and their shareholders, Invesco PowerShares either will vote in accordance with its written policies or engage an independent fiduciary as a further safeguard against potential conflicts of interest or as otherwise required by applicable law.

Share Blocking

Invesco PowerShares may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an ETF's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant vote.

A-1

Special Policy

With respect to the PowerShares Global Listed Private Equity Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares Senior Loan Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(E), which requires that the Adviser vote the shares in the portfolio of the PowerShares Global Listed Private Equity Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares Senior Loan Portfolio in the same proportion as the vote of all other holders of such security.

A-2

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant. (5)

(b)	By-laws of the Registrant. (2)

(c)	Not applicable.

(d)	Form of Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (4)

(e)	Form of Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (30)

(f)	Not applicable.

(g)

1.	Form of Custody Agreement between Registrant and The Bank of New York. (2)

2.	Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York. (2)

(h)

1.	Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York. (2)

2.	Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York. (2)

3.	Form of Participant Agreement between Invesco Aim Distributors, Inc., The Bank of New York and the Participant. (35)

4.	Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (2)

(i)

1.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio. (2)

2.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio. (2)

3.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio. (6)

4.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio. (6)

5.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio. (7)

6.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio. (7)

7.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio. (10)

8.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio. (10)

9.

Opinion and Consent of counsel with respect to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio. *

10.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio. (8)

11.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio. (8)

12.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio. (9)

13.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio. (9)

14.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio. (11)

15.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio. (11)

16.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio. (12)

17.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio. (12)

18.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Global Nuclear Energy Portfolio. (16)

19.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Global Nuclear Energy Portfolio. (16)

20.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio. (13)

21.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio. (13)

22.	Opinion and consent of counsel with respect to PowerShares Ireland Portfolio. *

23.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Wind Energy Portfolio. (16)

24.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Wind Energy Portfolio. (16)

25.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares MENA Frontier Countries Portfolio. (17)

26.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares MENA Frontier Countries Portfolio. (17)

27.

Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio. (18)

28.

Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio. (18)

29.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio. (19)

30.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio. (19)

31.

Consent of Dechert LLP with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (24)

32.	Opinion and consent of Dechert LLP with respect to PowerShares Build America Bond Portfolio. (21)

33.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Build America Bond Portfolio. (21)

34.	Opinion and consent of Dechert LLP with respect to PowerShares CEF Income Composite Portfolio. (23)

35.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares CEF Income Composite Portfolio. (23)

36.	Opinion and consent of counsel with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio.*

37.

Opinion and consent of Dechert LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio. (25)

38.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio. (25)

39.	Opinion and consent of Dechert LLP with respect to PowerShares International Corporate Bond Portfolio. (26)

40.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares International Corporate Bond Portfolio. (26)

41.

Consent of Dechert LLP with respect to PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio. (27)

42.	Consent of Dechert LLP with respect to PowerShares Fundamental High Yield Corporate Bond Portfolio. (28)

43.	Opinion and consent of counsel with respect to PowerShares Intermediate Build America Bond Portfolio. *

44.

Opinion and consent of Dechert LLP with respect to the PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio and PowerShares KBW Property & Casualty Insurance Portfolio. (29)

45.

Opinion and consent of Bingham McCutchen LLP with respect to the PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio and PowerShares KBW Property & Casualty Insurance Portfolio. (29)

46.	Opinion and consent of counsel with respect to the PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® High Volatility Portfolio and PowerShares S&P 500® Low Beta Portfolio. *

47.	Opinion and consent of Dechert LLP with respect to the PowerShares Senior Loan Portfolio. (30)

48.	Opinion and consent of Bingham McCutchen LLP with respect to the PowerShares Senior Loan Portfolio. (30)

49.

Consent of Dechert LLP with respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (31)

50.	Opinion and consent of Dechert LLP with respect to PowerShares S&P 500® High Beta Portfolio and PowerShares S&P 500® Low Volatility Portfolio. (32)

51.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares S&P 500® High Beta Portfolio and PowerShares S&P 500® Low Volatility Portfolio. (32)

52.	Opinion and consent of Dechert LLP with respect to PowerShares Convertible Securities Portfolio. (33)

53.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Convertible Securities Portfolio. (33)

54.	Opinion and consent of counsel with respect to PowerShares Fundamental Investment Grade Corporate Bond Portfolio. (35)

55.	Opinion and consent of counsel with respect to PowerShares CSI Fundamental Greater China Portfolio. *

56.	Opinion and consent of counsel with respect to PowerShares Chinese Yuan Dim Sum Bond Portfolio. (36)

57.

Opinion and consent of counsel with respect to PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW Insurance Portfolio and PowerShares KBW Regional Banking Portfolio. (37)

58.	Consent of counsel with respect to PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW Insurance Portfolio and PowerShares KBW Regional Banking Portfolio. (38)

59.	Opinion and consent of counsel with respect to the PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio. †

60.	Opinion and consent of counsel with respect to the PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P Emerging Markets Low Volatility Portfolio.(39)

61.	Consent of counsel with respect to PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P Emerging Markets Low Volatility Portfolio.(40)

(j)

1.

Consent of Independent Registered Public Accounting Firm, with respect to the PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio. *

2.

Consent of Independent Registered Public Accounting Firm with regard to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio. (13)

3.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (14)

4.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Nuclear Energy Portfolio. (16)

5.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ireland Portfolio. *

6.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Wind Energy Portfolio. (16)

7.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares MENA Frontier Countries Portfolio. (17)

8.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio. (18)

9.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Emerging Markets Infrastructure Portfolio. (19)

10.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (24)

11.	Consent of Independent Registered Public Accounting Firm with respect PowerShares Build America Bond Portfolio. (21)

12.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio and PowerShares Utilities Corporate Bond Portfolio. *

13.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio. (27)

14.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Fundamental High Yield Corporate Bond Portfolio. (28)

15.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (31)

16.	Consent of Independent Registered Public Accounting Firm with respect toPowerShares Fundamental Investment Grade Corporate Bond Portfolio.(35)

17.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® High Volatility Portfolio and PowerShares S&P 500® Low Beta Portfolio. *

18.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Intermediate Build America Bond Portfolio. *

19.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares CSI Fundamental Greater China Portfolio. *

20.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Chinese Yuan Dim Sum Bond Portfolio. (36)

21.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW Insurance Portfolio and PowerShares KBW Regional Banking Portfolio.(37)

22.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW Insurance Portfolio and PowerShares KBW Regional Banking Portfolio.(38)

23.

Consent of Independent Registered Public Accounting Firm with respect to the PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P Emerging Markets Low Volatility Portfolio. (39)

24.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P Emerging Markets Low Volatility Portfolio.(40)

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)

1.	Code of Ethics of the Registrant. (35)

2.	Code of Ethics of Invesco Distributors, Inc. (1)

3.	Code of Ethics of Invesco PowerShares Capital Management LLC. (30)

4.	Code of Ethics of Invesco Senior Secured Management, Inc. (30)

(q)

1.	Powers of Attorney. (34)

†	Filed herewith.

(1)	Incorporated by reference to the Trust’s Registration Statement, filed on November 7, 2006.
(2)	Incorporated by reference to Pre-Effective Amendment No. 1, filed on June 6, 2007.
(3)	Incorporated by reference to Post-Effective Amendment No. 1, filed on June 13, 2007.
(4)	Incorporated by reference to Post-Effective Amendment No. 2, filed on July 17, 2007.
(5)	Incorporated by reference to Post-Effective Amendment No. 7, filed on September 20, 2007.
(6)	Incorporated by reference to Post-Effective Amendment No. 10, filed on September 24, 2007.
(7)	Incorporated by reference to Post-Effective Amendment No. 12, filed on October 3, 2007.
(8)	Incorporated by reference to Post-Effective Amendment No. 15, filed on October 3, 2007.
(9)	Incorporated by reference to Post-Effective Amendment No. 20, filed on November 2, 2007.
(10)	Incorporated by reference to Post-Effective Amendment No. 21, filed on November 2, 2007.
(11)	Incorporated by reference to Post-Effective Amendment No. 25, filed on December 26, 2007.
(12)	Incorporated by reference to Post-Effective Amendment No. 26, filed on December 26, 2007.
(13)	Incorporated by reference to Post-Effective Amendment No. 31, filed on January 22, 2008.
(14)	Incorporated by reference to Post-Effective Amendment No. 36, filed on February 29, 2008.
(15)	Incorporated by reference to Post-Effective Amendment No. 37, filed on March 24, 2008.
(16)	Incorporated by reference to Post-Effective Amendment No. 56, filed on June 20, 2008.
(17)	Incorporated by reference to Post-Effective Amendment No. 55, filed on June 20, 2008.
(18)	Incorporated by reference to Post-Effective Amendment No. 67, filed on August 21, 2008.
(19)	Incorporated by reference to Post-Effective Amendment No. 71, filed on September 17, 2008.
(20)	Incorporated by reference to Post-Effective Amendment No. 87, filed on February 27, 2009.
(21)	Incorporated by reference to Post-Effective Amendment No. 119, filed on November 10, 2009.
(22)	Incorporated by reference to Post-Effective Amendment No. 123, filed on December 28, 2009.
(23)	Incorporated by reference to Post-Effective Amendment No. 128, filed on January 22, 2010.
(24)	Incorporated by reference to Post-Effective Amendment No. 132, filed on February 26, 2010.
(25)	Incorporated by reference to Post-Effective Amendment No. 136, filed on March 24, 2010.
(26)	Incorporated by reference to Post-Effective Amendment No. 145, filed on May 18, 2010.
(27)	Incorporated by reference to Post-Effective Amendment No. 155, filed on June 29, 2010.
(28)	Incorporated by reference to Post-Effective Amendment No. 159, filed on July 23, 2010.
(29)	Incorporated by reference to Post-Effective Amendment No. 178, filed on November 16, 2010.
(30)	Incorporated by reference to Post-Effective Amendment No. 192, filed on January 31, 2011.
(31)	Incorporated by reference to Post-Effective Amendment No. 200, filed on February 28, 2011.
(32)	Incorporated by reference to Post-Effective Amendment No. 205, filed on March 24, 2011.
(33)	Incorporated by reference to Post-Effective Amendment No. 213, filed on April 26, 2011.
(34)	Incorporated by reference to Post-Effective Amendment No. 227, filed on July 7, 2011.
(35)	Incorporated by reference to Post-Effective Amendment No. 239, filed on August 12, 2011.
(36)	Incorporated by reference to Post-Effective Amendment No. 253, filed on September 21, 2011.
(37)	Incorporated by reference to Post-Effective Amendment No. 260, filed on October 21, 2011.
(38)	Incorporated by reference to Post-Effective Amendment No. 262, filed on October 31, 2011.
(39)	Incorporated by reference to Post-Effective Amendment No. 283, filed on December 30, 2011.

(40)	Incorporated by reference to Post-Effective Amendment No. 285, filed on January 11, 2012.

Item 29.  Persons Controlled by or Under Common Control with the Fund.

None.

Item 30. Indemnification.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification .  Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications .  Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 31.  Business and Other Connections of the Investment Adviser.

Reference is made to the caption “Management of the Fund” in the Prospectus constituting Part A which is included in this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is included in this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of Invesco PowerShares Capital Management LLC is set forth in Invesco PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 32.  Principal Underwriters.

The sole principal underwriter for the Fund is Invesco Distributors, Inc. (formerly Invesco Aim Distributors, Inc.) which acts as distributor for the Registrant and the following other funds:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Floating Rate Fund

Invesco S&P 500 Index Fund

Invesco Global Real Estate Income Fund

Invesco Structured Core Fund

Invesco Van Kampen American Franchise Fund

Invesco Van Kampen Equity and Income Fund

Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Pennsylvania Tax Free Income Fund

Invesco Van Kampen Small Cap Growth Fund

AIM Equity Funds (Invesco Equity Funds)

Invesco Capital Development Fund

Invesco Charter Fund

Invesco Constellation Fund

Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

AIM Funds Group (Invesco Funds Group)

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Invesco Small Cap Equity Fund

AIM Growth Series (Invesco Growth Series)

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Convertible Securities Fund

Invesco Global Equity Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Moderate Growth Allocation Fund

Invesco Conservative Allocation Fund

Invesco Small Cap Growth Fund

Invesco Van Kampen Leaders Fund

Invesco Van Kampen U.S. Mortgage Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Invesco Global Growth Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodities Strategy Fund

Invesco China Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco International Total Return Fund

Invesco Pacific Growth Fund

Invesco Small Companies Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Dynamics Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco High Yield Securities Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Municipal Bond Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Invesco Van Kampen Corporate Bond Fund

AIM Sector Funds (Invesco Sector Funds)

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Invesco Leisure Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco U.S. Mid Cap Value Fund

Invesco Utilities Fund

Invesco Van Kampen American Value Fund

Invesco Van Kampen Comstock Fund

Invesco Van Kampen Mid Cap Growth Fund

Invesco Van Kampen Small Cap Value Fund

Invesco Van Kampen Value Opportunities Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco High Income Municipal Fund

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund

Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen Intermediate Term Municipal Income Fund

Invesco Van Kampen Municipal Income Fund

Invesco Van Kampen New York Tax Free Income Fund

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Basic Value Fund

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Dividend Growth Fund

Invesco V.I. Diversified Income Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund

Invesco V.I. International Growth Fund

Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. Capital Growth Fund

Invesco Van Kampen V.I. Comstock

Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Global Value Equity Fund

Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Mid Cap Value Fund

Invesco Van Kampen Senior Loan Fund

Short-Term Investments Trust

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

PowerShares Actively Managed Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust

PowerShares India Exchange-Traded Fund Trust

**Please note that PowerShares Exchange-Traded Fund Trust II is also distributed by Invesco Distributors, Inc., but not included in this list because it is the registrant filing the N-1A.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Robert C. Brooks	None	Director
John S. Cooper	None	Director & President
William Hoppe, Jr.	None	Director & Executive Vice President
John M. Zerr	Chief Legal Officer	Senior Vice President & Secretary
David A. Hartley	None	Treasurer & Chief Financial Officer
Lisa O. Brinkley	None	Chief Compliance Officer
Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*      The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173.

Item 33.  Location of Accounts and Records.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the

1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 6th day of February, 2012.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	February 6, 2012
Andrew Schlossberg

/s/ Steve Hill	Treasurer	February 6, 2012
Steve Hill

/s/ Anna Paglia	Secretary	February 6, 2012
Anna Paglia

*/s/ H. Bruce Bond	Trustee	February 6, 2012
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	February 6, 2012
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 6, 2012
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	February 6, 2012
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	February 6, 2012
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	February 6, 2012
Philip M. Nussbaum

*/s/ Donald H. Wilson	Chairman and Trustee	February 6, 2012
Donald H. Wilson

*By: /s/ Anna Paglia		February 6, 2012
Anna Paglia
Attorney-In-Fact

*           Anna Paglia signs on behalf of the powers of attorney filed herewith.

Exhibit Index

(i) 59.	Opinion and consent of counsel with respect to the PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio.